Description of Organization, Business Operations and Liquidity (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 14, 2021	Aug. 16, 2022	Mar. 31, 2023	Dec. 31, 2022
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Offering costs	$ 20,700,000
Deferred underwriting fees	10,100,000
Aggregate fair market value percentage			80.00%	80.00%
Public price per share (in Dollars per share)			$ 10.1	$ 10.1
Net tangible assets			$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage			15.00%	15.00%
Residual assets remaining description			In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10, or $10.20 or $10.30 per Public Share, as applicable, if the Company extends the period of time the Company will have to complete an initial Business Combination. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement (a “Target”), reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share, or $10.20 or $10.30 per public share, as applicable, if the Company extends the period of time it will have to complete an initial Business Combination, or (ii) the lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the Trust assets, in each case net of interest which may be withdrawn to pay taxes, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10, or $10.20 or $10.30 per Public Share, as applicable, if the Company extends the period of time the Company will have to complete an initial Business Combination. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement (a “Target”), reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share, or $10.20 or $10.30 per public share, as applicable, if the Company extends the period of time it will have to complete an initial Business Combination, or (ii) the lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the Trust assets, in each case net of interest which may be withdrawn to pay taxes, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Cash			$ 1,100,000	$ 1,300,000
Working capital			700,000	660,000
Investment income			1,300,000	875,000
Loan amount	$ 115,000
Percentage of excise tax		1.00%
Fair market value percentage		1.00%
Aggregate amount			2,900,000
Net tangible assets			5,000,001
Dissolution expenses			100,000
IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Net proceeds			$ 290,400,000	$ 290,400,000
Share price per unit (in Dollars per share)			$ 10.1	$ 10.1
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Purchase additional units (in Shares)	3,750,000
Price per share (in Dollars per share)	$ 10
Generated gross proceeds	$ 287,500,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Private placement warrants (in Shares)			11,125,000	11,125,000
Price per share (in Dollars per share)			$ 1	$ 1
Generating proceeds			$ 11,100,000	$ 11,100,000
Additional shares (in Shares)			2,875,000
Founder Shares [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Sponsor payment			$ 25,000	25,000
Loan amount			$ 115,000	$ 115,000
Class A Common Stock [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Trust account price per share (in Dollars per share)			$ 0.1
Class A Common Stock [Member] | IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Shares issued (in Shares)	28,750,000
Business Combination [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Percentage of issued and outstanding voting securities			80.00%
Business Combination [Member] | Maximum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Percentage of issued and outstanding voting securities			100.00%	100.00%
Business Combination [Member] | Minimum [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Percentage of issued and outstanding voting securities			50.00%	50.00%